Ordinary Shares and Series A-1 Convertible Preferred (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands																										12 Months Ended
		Dec. 12, 2024 $ / shares shares	Dec. 10, 2024 $ / shares shares	Nov. 15, 2024 $ / shares shares	Nov. 08, 2024 $ / shares shares	Oct. 15, 2024 $ / shares shares	Oct. 11, 2024 $ / shares shares	Oct. 10, 2024 $ / shares shares	Oct. 08, 2024 $ / shares shares	Oct. 07, 2024 $ / shares shares	Aug. 12, 2024 $ / shares shares	Aug. 07, 2023 shares	Jul. 24, 2023 shares	Jul. 21, 2023 $ / shares shares	Jul. 19, 2023 CNY (¥) shares	Jul. 19, 2023 USD ($) $ / shares shares	Mar. 09, 2023 USD ($) $ / shares shares	Mar. 03, 2023 CNY (¥) shares	Mar. 03, 2023 USD ($) $ / shares shares	Feb. 21, 2023 shares	Feb. 10, 2023 USD ($) $ / shares shares	Dec. 08, 2022 CNY (¥) shares	Dec. 08, 2022 USD ($) $ / shares shares	Nov. 29, 2022 shares	Nov. 01, 2019 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares		Dec. 31, 2024 USD ($) shares		Dec. 31, 2023 ¥ / shares shares		Dec. 31, 2022 shares		Dec. 31, 2024 $ / shares shares		Oct. 04, 2024 $ / shares shares	Oct. 01, 2024 $ / shares shares	Oct. 14, 2022 USD ($) $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2013 $ / shares shares
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Ordinary shares authorized																										10,000,000,000	[1]			533,333,333	[1]			10,000,000,000	[1]					2,000,000,000
Ordinary stock, par value (in Dollars per share) | (per share)											$ 0.0005625															¥ 0.0005625				¥ 0.0005625										$ 0.0000001
Ordinary shares issued																																								975,308,700
Shares issued											5,625										375
Net proceed															¥ 46,245	$ 6,471		¥ 158	$ 23			¥ 3,136	$ 450
Depository share price (in Dollars per share) | $ / shares																					$ 0.47
Exercise price (in Dollars per share) | $ / shares																																		$ 0.0005625
Regular Warrant [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Shares issued															4,285,711,875	4,285,711,875
Reset Warrant [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Shares issued												8,169,637,500			10,714,279,875	10,714,279,875
Pre-Funded Warrants [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Purchase price per share (in Dollars per share) | $ / shares			$ 0.6994375		$ 0.6994375		$ 0.8794375			$ 1.5994375
Convertible Promissory Note [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Principal amount (in Dollars) | $																	$ 21,000
Conversion price (in Dollars per share) | $ / shares																	$ 0.00112
Minimum [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Ordinary shares authorized																																							2,000,000,000
Interest rate																										0.20%		0.20%
Maximum [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Ordinary shares authorized																																							2,275,948,587
Interest rate																										0.50%		0.50%
Common Stock [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Ordinary stock, par value (in Dollars per share) | $ / shares											$ 0.0000001
Mr. Jiancheng Li [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Converted shares																				129,519,698
Purchase Agreement [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Purchase share					2,521,616
Board of Directors [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Ordinary shares authorized																																						50,000,000,000
Ordinary stock, par value (in Dollars per share) | $ / shares																																						$ 0.0000001
Share capital (in Dollars) | $																																						$ 5,000
Board of Directors [Member] | Common Stock [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Ordinary shares authorized																																						10,000,000,000
Class A Ordinary Shares [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Ordinary shares authorized																									325,773,972
Ordinary stock, par value (in Dollars per share) | $ / shares		$ 0.88	0.7		$ 0.7		0.88			1.6	$ 0.0005625																										$ 1.55
Ordinary shares issued																										35,664,228	[1]			5,922,152	[1]			35,664,228	[1]	2,288,558
Shares issued				2,521,616		1,933,828			661,232		5,625		5,625		4,285,711,875	4,285,711,875		120,811,500	120,811,500			375,000,000	375,000,000
Purchase price per share (in Dollars per share) | $ / shares			$ 0.0005625				0.0005625			$ 0.0005625						$ 0.00187							$ 0.0017											$ 0.52
Net proceed																										¥ 498,436		$ 71,596
Exercise price (in Dollars per share) | $ / shares				$ 0.0005625		$ 0.005625																														$ 2.22546
Purchase share		10,000	3,910,696							661,232
Ordinary shares voting rights																										one		one
Convertible of ordinary share																										1		1
Class A Ordinary Shares [Member] | Pre-Funded Warrants [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Ordinary stock, par value (in Dollars per share) | $ / shares									$ 0.0005625
Exercise price (in Dollars per share) | $ / shares			$ 0.0005625
Class A Ordinary Shares [Member] | Convertible Promissory Note [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Aggregate converted shares																	18,750,000,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Converted ordinary shares	[2]																													3,333,333
Shares issued															4,285,711,875	4,285,711,875										18,634,890	[2]	18,634,890	[2]	2,235,762	[2]	66,667	[2]
Purchase price per share (in Dollars per share) | $ / shares																$ 0.0019			$ 0.0017
Converted shares	[2]																													23,025
Class A Ordinary Shares [Member] | Purchase Agreement [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Ordinary stock, par value (in Dollars per share) | $ / shares			$ 0.0005625		0.0005625		$ 0.0005625			$ 0.0005625																											$ 0.0005625
Shares issued										2,464,000
Purchase price per share (in Dollars per share) | $ / shares					$ 0.0005625
Ordinary shares							3,181,044																														1,612,902
Purchase share			6,092,446		4,623,266		1,933,828
Class A Ordinary Shares [Member] | Board of Directors [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Ordinary shares authorized																																						30,000,000,000
Class B Ordinary Shares [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Ordinary shares authorized																									619,938,058
Ordinary shares issued	[1]																									87,186				87,186				87,186
Ordinary shares voting rights																										ten		ten
Class B Ordinary Shares [Member] | Common Stock [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Converted ordinary shares	[2]
Shares issued	[2]
Converted shares	[2]																													(23,025)
Class B Ordinary Shares [Member] | Board of Directors [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Ordinary shares authorized																																						10,000,000,000
Class C ordinary shares [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Ordinary shares issued	[1]																									15,159				1,258				15,159
Shares issued								3,901														75,000	75,000
Purchase price per share (in Dollars per share) | $ / shares								$ 2.53															$ 0.0036
Sale of shares																								7,875,000
Ordinary shares voting rights																										10,000		10,000
Class C ordinary shares [Member] | Convertible Promissory Note [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Shares issued																	5,625,000
Purchase price per share (in Dollars per share) | $ / shares																	$ 0.00271
Class C ordinary shares [Member] | Common Stock [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Converted ordinary shares	[2]
Shares issued														1,371,427												13,901	[2]	13,901	[2]	1,245	[2]	13	[2]
Purchase price per share (in Dollars per share) | $ / shares														$ 0.00223
Converted shares	[2]
IPO [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Ordinary shares authorized																									5,000,000,000
Ordinary stock, par value (in Dollars per share) | $ / shares																									$ 0.0000001
Share capital (in Dollars) | $																									$ 500
IPO [Member] | Board of Directors [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Ordinary shares authorized																									1,000,000,000
IPO [Member] | Class A Ordinary Shares [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Ordinary shares authorized																									3,380,061,942
Converted ordinary shares																									715,043,731
Shares issued																										150,000,000		150,000,000
IPO [Member] | Class B Ordinary Shares [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Ordinary shares authorized																									619,938,058
Over-Allotment Option [Member] | Class A Ordinary Shares [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Shares issued																										12,504,475		12,504,475
Private Placement [Member] | Convertible Promissory Note [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Principal amount (in Dollars) | $																					$ 21,000
Interest rate																					8.00%
Shares adjusted price percentage																					64.00%
Private Placement [Member] | Convertible Notes Payable [Member]
Ordinary Shares and Series A-1 Convertible Preferred Shares [Line Items]
Convertible promissory note payment (in Dollars) | $																					$ 21,000

[1]	Retrospectively restated to reflect the share consolidation effected on August 12, 2024, whereby every 5,625 ordinary shares of a par value US$0.0000001 per share were consolidated into one ordinary share of a par value US$0.0005625 per share (the “Share Consolidation”).
[2]	Retrospectively restated to reflect the Share Consolidation.